SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)	6 Months Ended
Jul. 31, 2012
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)
SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP. (PARENT COMPANY)

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

BALANCE SHEETS

	February 1, 2011	January 31, 2012
	(in thousands)
ASSETS
Cash and cash equivalents	$—	$15,473
Investment in subsidiary	65,649	229,216
Deferred income taxes	82	12,574
Other assets, net	88	—

Total assets	$65,819	$257,264

LIABILITIES AND STOCKHOLDER'S EQUITY
Current liabilities	$1,419	$1,985
Notes payable to related parties	48,909	—
Deferred income taxes	29,960	31,045
Other noncurrent liabilities	3,160	—

Total liabilities	83,448	33,030
Commitments and contingencies
Common stock, $0.01 par value; 120,000,000 shares authorized; 22,399,952 and 33,768,828 shares issued and outstanding at February 1, 2011 and January 31, 2012, respectively	224	338
Additional paid-in capital	154,294	361,692
Accumulated deficit	(172,147)	(137,796)

Total stockholder's equity (deficit)	(17,629)	224,234

Total liabilities and stockholder's equity	$65,819	$257,264

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

STATEMENTS OF OPERATIONS

	Fiscal 2009	Fiscal 2010	Fiscal 2011
	(in thousands)
Equity in undistributed earnings of subsidiary	$1,612	$6,920	$32,448
Interest expense	4,880	5,725	6,912

Gain (loss) before income taxes	(3,268)	1,195	25,536
Income tax expense (benefit)	1,405	846	(8,815)

Net income (loss)	$(4,673)	$349	$34,351

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF MATTRESS FIRM HOLDING CORP.
(PARENT COMPANY)

STATEMENTS OF CASH FLOWS

	Fiscal 2009	Fiscal 2010	Fiscal 2011
	(in thousands)
Cash flows from operating activities:
Net income (loss)	$(4,673)	$349	$34,351
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in earnings of subsidiary	(1,612)	(6,920)	(32,448)
Deferred income tax benefit	(22)	(118)	(11,407)
Amortization of deferred issuance costs	46	46	37
Loss from debt extinguishment	—	—	51
Effects of changes in operating assets and liabilities:
Accrued liabilities	1,427	964	566
Other noncurrent liabilities	4,834	5,679	6,912

Net cash provided by operating activities	—	—	(1,938)
Cash flows from investing activities:
Investment in subsidiary	(16,917)	—	(128,674)

Net cash used in investing activities	(16,917)	—	(128,674)
Cash flows from financing activities:
Proceeds from issuance of debt	16,917	—	40,198
Principal payments of debt	—	—	(4,559)
Proceeds from issuance of common stock, net of costs	—	—	110,446

Net cash provided by financing activities	16,917	—	146,085

Net change in cash and cash equivalents	—	—	15,473
Cash and cash equivalents, beginning of period	—	—	—

Cash and cash equivalents, end of period	$—	$—	$15,473

MATTRESS FIRM HOLDING CORP.

SCHEDULE I—NOTES TO CONSOLIDATED FINANCIAL INFORMATION (PARENT COMPANY)

1. Background

        These condensed parent company financial statements and notes of Mattress Firm Holding Corp. (the "Company") should be read in conjunction with the consolidated financial statements of Mattress Firm Holding Corp. and subsidiaries. The 2007 Senior Credit Facility of Mattress Holding, an indirect subsidiary of Mattress Firm Holding Corp., contains provisions whereby Mattress Holding is prohibited from distributing dividends to Mattress Firm Holding Corp. or other subsidiaries of Mattress Firm Holding Corp. As of February 1, 2011 and January 31, 2012, the net assets of Mattress Holding subject to such restrictions under the 2007 Senior Credit Facility were $149.8 million and $183.7 million, respectively.

2. Initial Public Offering

        On November 23, 2011, the Company completed the initial public offering of shares of its common stock pursuant to a registration statement on Form S-1, as amended (File No. 333-174830), which was declared effective on November 17, 2011. Under the registration statement, the Company registered the offering and sale of up to an aggregate of 6,388,888 shares of common stock at a public offering price of $19.00 per share. The Company raised a total of $121.4 million in gross proceeds in the initial public offering of all 6,388,888 shares, or approximately $110.4 million in net proceeds after deducting underwriting discounts and commissions of $8.5 million and $2.4 million of estimated offering-related costs.

        On November 23, 2011, the Company contributed a portion of the net proceeds from the initial public offering as follows: (i) $88.8 million of such net proceeds to repay in full all amounts outstanding under the loan facility between Mattress Intermediate Holdings, Inc., the Company's direct subsidiary, and a group of lenders maturing in January 2015 and the related accrued interest; (ii) $4.6 million of such net proceeds to repay in full the Company's 12% payment-in-kind investor notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering; and (iii) $1.6 million of such net proceeds to pay accrued managed fees and interested thereon and a related termination fee to J.W. Childs Associates, L.P. in connection with the termination of the management agreement between J.W. Childs Associates, L.P. and the Company that became effective with the completion of the initial public offering. Also in connection with the consummation of the initial public offering, the Company's 12% payment-in-kind investor notes converted into 4,979,888 shares of the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share. See Notes 3 for additional information on debt activity.

3. Long-term Debt

        As of February, 2011 Mattress Firm Holding Corp. had $48.9 million of outstanding Paid-in-Kind Notes, or "PIK Notes," issued to the equity investors of Mattress Holding, LLC (the parent company of Mattress Firm Holding Corp.) and various affiliates of those equity investors. The PIK Notes were issued at various times from October 24, 2007 through May 20, 2009 and mature at various dates between October 24, 2012 and March 19, 2015.

        The PIK Notes bore interest at a rate of 12% per annum. Accrued interest was payable annually or semiannually, as applicable, with each such interest payment to be made through the addition of such interest amount to the outstanding principal amount of the PIK Notes. The PIK Notes required no principal payments prior to their maturity, and Mattress Firm Holding Corp. was permitted to prepay the PIK Notes, in whole or in part, at any time without premium or penalty. Amounts prepaid will be applied first to accrued interest and then to the repayment of the outstanding principal amounts of the PIK Notes.

        On November 23, 2011, in connection with the consummation of the initial public offering, (1) the Company used $4.6 million of the net proceeds from the initial public offering to repay in full the Company's PIK Notes that did not convert into shares of the Company's common stock upon the completion of the initial public offering and (2) the aggregate remaining principal and accrued interest balance of $41.9 million were converted into 2,205,953 shares the Company's common stock at a price per share equal to the initial public offering price of $19.00 per common share.

        The PIK Notes were not guaranteed by any of the subsidiaries of Mattress Firm Holding Corp. All obligations under the PIK Notes were unsecured. The PIK Notes contained no financial or restrictive covenants.

        On July 19, 2011, the Company issued convertible notes in an aggregate principal amount of $40.2 million ("Convertible Notes"). The Convertible Notes accrued interest at an annual rate of 12%, payable annually on July 18 of each year and are to mature on July 18, 2016. All interest was paid "in kind" rather than in cash, meaning that payments of interest were made as additions to the outstanding principal amount of the Convertible Notes. The Company was permitted to prepay the Convertible Notes, in whole or in part, at any time without premium or penalty. On November 23, 2011, in connection with the consummation of the initial public offering, the Convertible Notes with an aggregate principal and accrued interest balance of $41.9 million automatically converted into 2,205,953 shares of common stock at a price per share equal to the initial public offering price of $19.00 per common share.